Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the statement of income	₨ 33,992	$ 414	₨ 28,946	₨ 30,345
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities	(275)		242	226
Gains/(losses) on cash flow hedging derivatives	(825)		14	1,013
Remeasurements of the defined benefit plans	(16)		3	111
Total income taxes	₨ 32,876		₨ 29,205	₨ 31,695